Restructuring	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Restructuring
17. Restructuring
Transformation Program
On February 20, 2023, the Company approved a
two-year
strategic transformation restructuring program (the “Transformation Program”) intended to accelerate the Company’s back-office infrastructure into the cloud and transform its operating model leveraging technology in order to reduce its overall future costs. The Transformation Program includes process and system optimization, third party costs associated with technology infrastructure transformation, and elimination of full-time positions. The Company currently expects to record in the aggregate approximately $140 million in pre-tax
restructuring charges over the next two years. The restructuring charges are expected to include severance charges with an estimated range from $20 million to $30 million over the two-year
period and other restructuring charges related to items such as data center exit costs, third party fees, and costs associated with transitioning existing technology and processes with an estimated range of $100 million to $120 million over the two-year
period. The Company estimates an annual savings of over $100 million after the Transformation Program is completed. The Transformation Program commenced in the first quarter of 2023 and is expected to be substantially completed over an estimated two-year
period.
From the inception of the plan through March 31, 2023, the Company has incurred total expenses of $26 million. These charges are recorded in Selling, general and administrative expenses in the Condensed Consolidated Statements of Comprehensive Income (Loss).

The following table summarizes restructuring costs by type that have been incurred.

	Three Months Ended March 31, 2023	Inception to Date	Estimated Remaining Costs	Estimated Total Cost
Employer Solutions
Severance and Related Benefits	$1	$1	$15	$16
Other Restructuring Costs (1)	19	19	80	99

Total Employer Solutions	$20	$20	$95	$115
Professional Services
Severance and Related Benefits	$—	$—	$5	$5
Other Restructuring Costs (1)	—	—	4	4

Total Professional Services	$—	$—	$9	$9

Corporate
Severance and Related Benefits	$5	$5	$8	$13
Other Restructuring Costs (1)	1	1	2	3

Total Corporate	$6	$6	$10	$16

Total Restructuring Costs	$26	$26	$114	$140

(1)
Other restructuring costs associated with the Transformation Program primarily include data center exit costs, third party fees associated with the restructuring, and costs associated with transitioning existing technology and processes.

As of March 31, 2023, approximately $12 million of the Company’s total restructuring liability is unpaid and is recorded in Accounts payable and accrued liabilities on the Condensed Consolidated Balance Sheets.

	Severance and Related Benefits	Estimated Remaining Costs	Total
Accrued restructuring liability as of December 31, 2022	$—	$—	$—
Restructuring charges	6	20	26
Cash payments	(1)	(16)	(17)

Accrued restructuring liability as of March 31, 2023	$5	$4	$9

Plan
During the third quarter of 2019, management initiated a restructuring and integration plan (the “Plan”) following the completion of the Hodges acquisition and in anticipation of the NGA HR acquisition, which was completed on November 1, 2019. The Plan was intended to integrate and streamline operations across the Company and to generate cost reductions related to position eliminations and facility and system rationalizations. This restructuring and integration plan was complete as of December 31, 2022.
The following table summarizes the changes in the accrual balance:

	Severance and Related Benefits	Estimated Remaining Costs	Total
Accrued restructuring liability as of December 31, 2022	$4	$4	$8
Cash payments	(1)	(4)	(5)

Accrued restructuring liability as of March 31, 2023	$3	$—	$3

17. Restructuring and Integration
During the third quarter of 2019, management initiated a restructuring and integration plan (“the Plan”) following the completion of the Hodges acquisition and in anticipation of the NGA HR acquisition, which was completed on November 1, 2019. The Plan is intended to integrate and streamline operations across the Company and is expected to generate cost reductions related to position eliminations and facility and system rationalizations. This restructuring and integration plan is complete as of December 31, 2022.
From the inception of the Plan through December 31, 2022, the Company has incurred total expenses of $168 million. These charges are recorded in Cost of services, exclusive of depreciation and amortization and Selling, general and administrative expenses in the Consolidated Statements of Comprehensive Income (Loss).
The following table summarizes restructuring costs by type that have been incurred through December 31, 2022:

	Successor		Predecessor
	Year Ended December 31, 2022	Six months ended December 31, 2021	Six months ended June 30, 2021	Total Spend From Inception
Employer Solutions
Severance and Related Benefits	$11	$1	$6	$57
Other Restructuring Costs (1)	41	3	2	86

Total Employer Solutions	$52	$4	$8	$143
Professional Services
Severance and Related Benefits	$2	$—	$1	$10
Other Restructuring Costs (1)	9	1	—	15

Total Professional Services	$11	$1	$1	$25

Total Restructuring Costs	$63	$5	$9	$168

(1)	Other costs associated with the Plan primarily include consulting and legal fees and lease consolidation.
As of December 31, 2022, approximately $8 million of the restructuring liability is unpaid and is recorded in Accounts payable and accrued liabilities on the Consolidated Balance Sheets.

	Severance and Related Benefits	Other Restructuring Costs	Total
Accrued restructuring liability as of December 31, 2021	$4	$—	$4
Restructuring charges	13	50	63
Cash payments	(13)	(53)	(66)
Non-cash charges (1)	—	7	7

Accrued restructuring liability as of December 31, 2022	$4	$4	$8

(1)	Non-cash charges relate to lease consolidation.